Convertible Note Payable	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Convertible Note Payable
12.	CONVERTIBLE NOTE PAYABLE

In October 2019 and March 2020, the Company completed two financing transactions (SPA-1 and SPA-2, collectively “SPAs”) through private placements. Both SPAs issued Convertible Promissory Notes (Note-1 and Note-2, collectively “Notes”) in aggregate principal amount of $1.04 million for Note-1 and $1.48 million for Note-2. Both Notes mature in 12 months from the issue dates of the Notes (the “Maturity Dates”), with an interest rate of 5% per annum. Both Notes carry an original issue discount (OID) of $40,000 and $80,000, respectively, to cover investors’ transaction costs of the Notes. The proceeds net of issuance cost and debt discount of Note-1 and Note-2 were $1 million and $1.34 million, respectively. Both Notes are convertible into the Company’s ordinary shares at $9.0 per share at the holder’s option at any time on or before Maturity dates. Upon occurrence of default events, the holders of the Notes are entitled to alternative conversions, which the number of the Company’s shares upon conversion shall not exceed 470,000 shares for Note-1 and 1,000,000 shares for Note-2. On the Maturity Dates, the holders of the Notes have the rights to convert all of the outstanding balance of the Notes at a price of no less than $3.0 per share for Note-1 and $2.4 per share for Note-2. In conjunction with issuance of the Notes, the Company also issued the Note-1 and Note-2 holders warrants to purchase 26,667 and 53,334 ordinary shares of the Company, respectively, with an exercise price at $9.0 per share with a cashless-exercise option. The warrants will expire in three years from the dates of issuance. The warrants are also subject to exercise price adjustments upon occurrence of stock splits, stock dividends, reorganization or similar events. The investors of SPA-2 also purchased an aggregate of 285,714 shares of the Company’s ordinary Shares with no par value at a price of $2.1 per share pursuant to the Purchase Agreements. Thus, aggregate proceeds net of issuance cost and debt discount of the SPA-1 and SPA-2 were $1 million and $1.9 million, respectively.

The detachable warrants issued to holders of the Notes are considered being indexed to the Company’s owner stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The warrants are initially measured at fair value of $11,250 for Note-1 and $11,676 for Note-2 by using Black-Scholes Merton Valuation Model with no subsequent adjustment of fair value in accordance with ASC 815.

The Company assessed the accounting for the Notes in accordance with ASC 470-20 allocating the proceeds to convertible notes and the detachable warrants on their relative fair value basis, in the amount of $988,874 and $ 11,126, respectively, for Note-1 and $1,388,420 and $ 11,580, respectively, for Note-2.

For the holders of the Notes, conversion prices result in beneficial conversion feature (BCF) that is separated as an equity component and assigned Note-1 and Note-2 values of $113,526 and $165,580, respectively, which are the intrinsic values of the BCF for Note-1 and Note-2 that are measured by differences between the effective conversion prices based on the proceeds allocated to the convertible instruments and the fair value of the ordinary shares and recorded as a debt discounts. Debt discounts are amortized using the effective interest rate method over the periods from the issuance dates through the stated maturity dates.

The Notes are recognized initially at fair values, net of debt discounts including original issue discounts and allocations of proceeds to beneficial conversion features and the detachable warrants, in the amount of $164,651 for Note-1 and $257,159 for Note-2. As of June 30, 2020, the Note-1 remaining unamortized debt discount was $41,163, and will be amortized through September 30, 2020 and the Note-2 remaining unamortized debt discount was $190,227, and will be amortized through March 27, 2021. Issuance costs and other Discounts accretion are recorded as interest expenses in the consolidated statement of comprehensive income.

The Company incurred $80,000 of finder fee for SPA-2, and assigned the finder fee to an equity component of $24,000 and a debt discount of $56,000 proportionally to the financing proceeds from SPA-2.

The Company recognized interest expense of approximately $108,000 for Note-1 and $101,000 for Note-2 for the period ended June 30, 2020 including interest relating to contractual interest obligation approximately of $26,000 and amortization of the discounts and debt issuance cost approximately of $82,000 for Note-1 and interest relating to contractual interest obligation approximately of $19,000 and amortization of the discounts and debt issuance cost approximately of $82,000 for Note-2. As a result of discounts accretion and amortizations, Note-1 and Note-2 were in the carrying value of $998,837 and $1,248,348, respectively, as of June 30, 2020.